Transactions with Related Parties - Compensation for the Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries	₩ 6,727	₩ 5,673	₩ 4,139
Defined benefits plan expenses	1,038	1,362	1,005
Share option	(181)	977	2,542
Compensation for the key management	₩ 7,584	₩ 8,012	₩ 7,686